Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income
Loans, including fees	$ 11,604	$ 14,333
Interest and dividends on securities:
Taxable	1,354	881
Tax-exempt	150	295
Interest on federal funds sold	35	27
Total interest income	13,143	15,536
Interest expense
Deposits	2,478	4,032
Borrowings	505	520
Total interest expenses	2,983	4,552
Net interest income	10,160	10,984
Provision for loan losses	3,142	8,107
Net interest income after provision for loan losses	7,018	2,877
Non-interest income
Service charges on deposit accounts	1,157	1,445
Gain on sale of mortgage loans	348	701
Trust and investment services income	960	915
Gain on sale of premises and equipment	350	0
Gain on sale of securities	5	51
Other than temporary loss
Total Impairment	0	(359)
Loss recognized in other comprehensive income	0	52
Net impairment loss recognized in earnings	0	(307)
Other income and fees	2,038	1,968
Total non-interest income	4,858	4,773
Non-interest expense
Salaries and employee benefits	6,763	6,387
Occupancy	1,117	1,225
Furniture and equipment	1,042	1,265
Loan and collection	1,217	1,357
Advertising and promotional	129	101
Telephone and communication services	237	247
Other professional services	1,165	338
Other general and administrative	2,157	2,289
Total non-interest expense	13,827	13,209
Loss from continuing operations before income tax	(1,951)	(5,559)
Federal income tax expense (benefit)	52	(207)
Loss from continuing operations	(2,003)	(5,352)
Discontinued operations, net of tax
Net income (loss) from discontinued operations	22	(33)
Gain from sale of discontinued operations	469	0
Income (loss) from discontinued operations, net of tax	491	(33)
Net loss	$ (1,512)	$ (5,385)
Net loss per share from continuing operations:
Basic and diluted	$ (0.86)	$ (2.36)
Net income (loss) per share from discontinued operations:
Basic and diluted	$ 0.21	$ (0.01)
Net loss per share
Basic and diluted	$ (0.65)	$ (2.37)